Significant Accounting Policies (Change in Fiscal Year) (Details) (USD $)	3 Months Ended							9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Accounting Policies [Abstract]
Interest Income	$ 8,044,000	$ 8,271,000	$ 8,476,000	$ 8,952,000	$ 9,467,000	$ 9,880,000	$ 10,230,000	$ 24,791,224	$ 29,577,248	$ 38,528,823	$ 43,742,340
Interest Expense	2,378,000	2,463,000	2,619,000	2,814,000	2,974,000	3,260,000	3,349,000	7,459,816	9,582,911	12,396,832	16,095,115
Net Interest Income	5,666,000	5,808,000	5,857,000	6,138,000	6,493,000	6,620,000	6,881,000	17,331,408	19,994,337	26,131,991	27,647,225
Provision For Loan Losses	950,000	300,000	725,000	1,950,000	2,100,000	2,300,000	2,300,000	1,975,000	6,700,000	8,650,000	7,800,000
Net Interest Income After Provision For Loan Losses	4,716,000	5,508,000	5,132,000	4,188,000	4,393,000	4,320,000	4,581,000	15,356,408	13,294,337	17,481,991	19,847,225
Non-Interest Income	1,703,000	1,478,000	1,184,000	1,614,000	2,563,000	1,492,000	1,271,000	4,364,854	5,327,218	6,941,705	6,794,961
General And Administrative Expenses	5,693,000	6,071,000	5,298,000	5,125,000	5,235,000	5,197,000	5,160,000	17,062,554	15,592,171	20,717,040	23,841,140
Income Before Income Taxes	726,000	915,000	1,018,000	677,000	1,721,000	615,000	692,000	2,658,708	3,029,384	3,706,656	2,801,046
Provision For Income Taxes	172,000	245,000	287,000	247,000	1,235,000	197,000	231,000	703,759	1,663,956	1,911,281	958,133
Net Income	554,000	670,000	731,000	430,000	486,000	418,000	461,000	1,954,949	1,365,428	1,795,375	1,842,913
Preferred Stock Dividends	110,000	110,000	110,000	110,000	110,000	110,000	110,000	330,000	330,000	440,000	666,453
Net Income Available To Common Shareholders	$ 444,000	$ 560,000	$ 621,000	$ 320,000	$ 376,000	$ 308,000	$ 351,000	$ 1,624,949	$ 1,035,428	$ 1,355,375	$ 1,157,644
Net Income Per Common Share (Basic)	$ 0.15	$ 0.19	$ 0.21	$ 0.11	$ 0.13	$ 0.10	$ 0.12	$ 0.55	$ 0.35	$ 0.46	$ 0.43
Net Income Per Common Share (Diluted)	$ 0.15	$ 0.19	$ 0.21	$ 0.11	$ 0.13	$ 0.10	$ 0.12	$ 0.55	$ 0.35	$ 0.46	$ 0.42
Cash Dividend Per Share On Common Stock								$ 0.24	$ 0.24	$ 0.32	$ 0.32